Schedule of Fair Value, by Balance Sheet Grouping (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 1			$ 16,086
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 2			16,086
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 3			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 4			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 5			9,066
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 6			9,066
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 7			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 8			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 9			2,540
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 10			2,540
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 11			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 12			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 13			(396)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 14			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 15			(396)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 16			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 17			(1,170)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 18			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 19			(1,170)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 20			0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 1	7,385
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 2	7,385
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 4	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 5	4,668
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 6	4,668
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 7	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 8	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 9	560
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 10	560
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 11	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 12	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 13	27
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 14	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 15	27
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 16	0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 1		18,986
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 2		18,986
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 3		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 4		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 5		9,264
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 6		9,264
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 7		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 8		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 9		1,432
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 10		1,432
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 11		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 12		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 13		(628)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 14		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 15		(628)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 16		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 17		(93)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 18		0
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 19		(93)
Fair Value Of Financial Instruments Schedule Of Fair Value, By Balance Sheet Grouping 20		$ 0